SUBSEQUENT EVENTS	1 Months Ended
Jul. 22, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:	SUBSEQUENT EVENTS

In July 2021, the Company issued 419,673 ordinary shares upon exercise of warrants for consideration totaling $1,930.